Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Schedule of Long-term Debt

	As at December 31
	2021	2020
Syndicated credit facility	$321.5	$395.0
PROP Limited recourse loan	16.0	—
Senior secured notes – 2008 Notes
9.37%, US$3.7 million, maturing November 30, 2022	4.7	5.2
Senior secured notes – 2010 Q1 Notes
8.82%, US$8.9 million, maturing November 30, 2022	11.3	12.4
Senior secured notes – 2010 Q4 Notes
7.85%, US$12.1 million, maturing November 30, 2022	15.4	16.9
7.95%, US$5.3 million, maturing November 30, 2022	6.8	7.4
8.20%, US$2.0 million, maturing November 30, 2022	2.5	2.7
Senior secured notes – 2011 Q4 Notes
7.76%, US$11.3 million, maturing November 30, 2022	14.2	15.7

Total credit facility and senior secured notes	$392.4	$455.3
Deferred interest	1.3	—
Deferred financing costs	(2.7)	(3.5)

Total long-term debt	391.0	451.8

Current portion	$391.0	$451.8

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at December 31
	2021	2020
Weighted average remaining life (years)	0.9	0.9
Weighted average interest rate	8.2%	5.2%

Estimated Fair Values of Principal and Interest Obligations of Outstanding Senior Secured Notes
The estimated fair values of the principal and interest obligations of the outstanding senior secured notes were as follows:

	As at December 31
	2021	2020
2008 Notes	$4.7	$4.3
2010 Q1 Notes	11.3	10.2
2010 Q4 Notes	24.3	22.0
2011 Notes	14.1	12.8

Total	$54.4	$49.3

Detailed Information About In Financing Expense
Financing expense consists of the following:

	Year ended December 31
	2021	2020
Interest on bank debt and senior notes	$27.1	$22.8
PROP limited recourse loan	0.2	—
Advisor fees	2.7	10.1
Deferred financing costs	5.5	2.8
Unwinding discount on lease liabilities	0.6	1.5
Debt modification	1.3	—

Financing	$37.4	$37.2